Contingent assets and liabilities (Details) € in Millions, $ in Millions	Jan. 04, 2021 EUR (€)	Jul. 14, 2019 USD ($)	Dec. 31, 2022 USD ($)
DIVERSITY clinical study
Contingent Assets And Liabilities [Line Items]
Amount receivable in relation to the collaboration			$ 15.0
Fidelta d.o.o. | Selvita S A
Contingent Assets And Liabilities [Line Items]
Proportion of voting rights held in subsidiary	100.00%
Total consideration | €	€ 37.1
Outside Europe | Minimum
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction		20.00%
Outside Europe | Maximum
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction		24.00%
Filgotinib drug license
Contingent Assets And Liabilities [Line Items]
Sales based milestone payment		$ 600.0
Filgotinib drug license | Outside Europe | Minimum
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction		20.00%
Filgotinib drug license | Outside Europe | Maximum
Contingent Assets And Liabilities [Line Items]
Tiered royalty Percentage deduction		30.00%